Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2023	2024
Advance to suppliers	$490	$4,221
Export input VAT receivables(a)	2,848	3,384
Employee receivables and business advances	109	1,788
Insurance receivables on written-off accounts receivables(b)	—	282
Security deposits	240	205
Interest receivable	543	181
Deferred offering costs	1,419	—
Others(c)	21	855
Total	$5,670	$10,916

(a)	Export input VAT represents mainly the refundable input VAT the Group has paid for the production of the products in PRC when declaring goods for export.

(b)	Insurance receivables on written-off accounts receivables mainly represent insurance claim receivables due from insurance companies.

(c)	Others mainly include prepaid miscellaneous service fee and prepaid rental fee.